Equity - Earnings (Losses) Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras	$ (91)	$ (4,838)	$ (8,450)
Weighted average number of outstanding shares	13,044,496,930	13,044,496,930	13,044,496,930
Basic and diluted earnings (losses) per share-in U.S. dollars	$ (0.01)	$ (0.37)	$ (0.65)
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	$ (0.02)	$ (0.74)	$ (1.30)
Common Shares [member]
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras	$ (52)	$ (2,760)	$ (4,821)
Weighted average number of outstanding shares	7,442,454,142	7,442,454,142	7,442,454,142
Basic and diluted earnings (losses) per share-in U.S. dollars	$ (0.01)	$ (0.37)	$ (0.65)
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	$ (0.02)	$ (0.74)	$ (1.30)
Preference Shares [member]
Earnings per share [line items]
Net income (loss) attributable to shareholders of Petrobras	$ (39)	$ (2,078)	$ (3,629)
Weighted average number of outstanding shares	5,602,042,788	5,602,042,788	5,602,042,788
Basic and diluted earnings (losses) per share-in U.S. dollars	$ (0.01)	$ (0.37)	$ (0.65)
Basic and diluted earnings (losses) per ADS equivalent-in U.S. dollars	$ (0.02)	$ (0.74)	$ (1.30)